SEGMENTED INFORMATION (Tables)	12 Months Ended
Feb. 29, 2024
Segmented Information
Disclosure of detailed information about segmented information [Table Text Block]
February 29, 2024	Canada	USA	Peru	Total
	$	$	$	$
Exploration and evaluation assets	-	35,035,156	115,424,265	150,459,421
Investment in Surge	1,828,201	-	-	1,828,201
Other non-current assets	133,804	783,359	950,949	1,868,112
Total non-current assets	1,962,005	35,818,515	116,375,214	154,155,734

February 28, 2023		Canada		USA		Peru		Total
	$		$		$		$
Exploration and evaluation assets		-		34,833,511		115,424,265		150,257,776
Other non-current assets		785,248		70,178		34,023		889,449
Total non-current assets		785,248		34,903,689		115,458,288		151,147,225